UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340
Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives Institutional Fund, L.P.

Schedule of Investments - December 31, 2015 (unaudited)

Hatteras Core Alternatives Institutional Fund, L.P.  (1)

Investment in Hatteras Master Fund, L.P., at value - 99.98%	$132,119,145
Other assets in excess of liabilities - 0.02%	24,627
Partners’ Capital — 100.00%	$132,143,772

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - December 31, 2015  (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

	Cost	Fair Value
Investments in Adviser Funds and Securities - (102.49%)
Absolute Return - (4.87%)
Citadel Wellington, LLC (Class A) (a), (b), (c), (d)	$11,813,150	$29,781,850
D.E. Shaw Composite Fund, LLC (a), (b), (e)	527,461	926,923
Eton Park Fund, L.P. (a), (b), (e)	552,679	585,525
OZ Asia, Domestic Partners, L.P. (a), (b), (e)	663,075	560,355
Perry Partners, L.P. (a), (b), (e)	74,135	117,441
Pipe Equity Partners (a), (b), (e)	7,862,378	1,768,436
Pipe Select Fund, LLC (a), (b), (e)	3,462,889	3,348,019
Stark Investments, L.P. (a), (b), (e)	172,456	121,369
Stark Select Asset Fund, LLC (a), (b), (e)	284,412	253,000
Total Absolute Return	25,412,635	37,462,918

	Shares
Enhanced Fixed Income - (4.78%)
BDCM Partners I, L.P. (a), (b), (e)		11,056,405	12,522,306
Drawbridge Special Opportunities Fund, L.P. (a), (b), (e)		213,686	358,151
Fortress VRF Advisors I, LLC (a), (b), (e)		1,707,005	151,178
Harbinger Capital Partners Fund I, L.P. (a), (b), (e)		4,552,148	1,370,656
Harbinger Class L Holdings (U.S.), LLC (a), (b), (e)		23,563	18,845
Harbinger Class LS Holdings I (U.S.) Trust, Series 2 (a), (b), (e)	2,458	6,226,158	452,742
Harbinger Class PE Holdings (U.S.) Trust, Series 1 (a), (b), (e)	3	467,690	270,416
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (e)		12,326,927	6,529,248
Indaba Capital Partner, L.P. (a), (b)		11,894,022	14,220,037
Marathon Special Opportunities Fund, L.P. (a), (b), (e)		741,560	667,450
Prospect Harbor Designated Investments, L.P. (a), (b), (e)		75,308	175,282
Strategic Value Restructuring Fund, L.P. (a), (b), (e)		1,259	2,781
Total Enhanced Fixed Income		49,285,731	36,739,092

	Cost	Fair Value
Opportunistic Equity - (31.84%)
Brevan Howard Argentina Fund, L.P. (a)	10,000,000	10,203,266
Broadfin Healthcare Fund, L.P. (a), (b), (c)	9,926,787	27,855,719
Camcap Resources, L.P. (a), (b), (e)	491,057	68,695
Crosslink Crossover Fund IV, L.P. (a), (b), (e)	543,144	1,571,227
Crosslink Crossover Fund V, L.P. (a), (b), (e)	550,569	1,814,332
Crosslink Crossover Fund VI, L.P. (a), (b), (e)	7,302,170	10,641,055
EMG Investments, LLC (b), (e)	875,885	3,631,403
Falcon Edge Global, L.P. (b), (c)	13,055,453	14,392,924
Gavea Investment Fund II, L.P. (a), (b), (e)	24,774	122,835
Gavea Investment Fund III, L.P. (a), (b), (e)	1,121,694	4,135,418
Hound Partners, L.P. (a), (b), (c)	13,693,920	19,663,687
Light Street Argon, L.P. (a), (b), (e)	15,000,000	15,840,121
New Horizon Opportunities Fund, LLC (a), (b), (f)	5,000,000	4,444,155
Passport Long Short Fund, L.P. (a), (b)	20,000,000	22,755,388
Sansar Capital Holdings, Ltd. (a), (b), (e)	116,412	120,953
SR Global Fund, L.P. (Japan), Class H (a), (b)	21,364,349	23,804,356
Teng Yue Partners Fund, L.P. (a), (b)	13,364,414	24,572,150
The Raptor Private Holdings, L.P. (a), (b), (e)	183,652	145,692
Tybourne Equity (US) Fund, Class A (b), (c), (d)	15,205,967	22,816,680
Valiant Capital Partners, L.P. (a), (b), (c)	3,472,509	5,846,978
Viking Global Equities, L.P. (a), (b), (c)	14,587,059	29,682,421
WCP Real Estate Strategies Fund, L.P. (a), (b), (e)	894,026	627,150
Total Opportunistic Equity	166,773,841	244,756,605

	Shares/Contracts
Private Investments - (57.30%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (b)		239,991	112,680
ABRY Advanced Securities Fund III, L.P. (a), (b)		1,182,359	1,167,418
ABRY Partners VI, L.P. (b)		1,937,162	2,651,495
ABRY Partners VII, L.P. (b)		3,169,483	3,820,159
ABRY Partners VIII, L.P. (a), (b)		1,276,742	1,190,771
Accel-KKR Capital Partners III, L.P. (b)		5,745,253	4,998,996
Accel-KKR Capital Partners IV, L.P. (a), (b)		1,366,440	1,251,312
ACM Opportunities Fund, L.P. (a), (b)		3,000,000	3,893,018
Arclight Energy Partners Fund IV, L.P. (b)		1,310,052	1,024,177
Arclight Energy Partners Fund V, L.P. (b)		3,144,920	2,580,296
Ascendent Capital Partners I, L.P. (b)		1,911,702	2,450,507
BDCM Opportunity Fund II, L.P. (b)		3,915,769	6,646,061
Benson Elliot Real Estate Partners II, L.P. (a), (b)		4,557,648	1,314,427
Cadent Energy Partners II, L.P. (b)		5,101,719	6,314,245
Canaan Natural Gas Fund X, L.P. (a), (b)		5,299,251	3,482,190
CDH Fund IV, L.P. (b)		4,352,434	7,153,027
CDH Venture Partners II, L.P. (a), (b)		4,036,801	5,372,028
China Special Opportunities Fund III, L.P. (b)		6,865,304	7,735,498
Claremont Creek Ventures, L.P. (a), (b)		1,820,416	1,439,113

Claremont Creek Ventures II, L.P. (a), (b)	2,880,712	4,789,401
Colony Investors VII, L.P. (a), (b)	2,710,480	502,900
Colony Investors VIII, L.P. (b)	7,443,896	1,750,800
CX Partners Fund Limited (b)	7,185,969	8,844,000
Dace Ventures I, L.P. (a), (b)	2,278,423	1,300,132
Darwin Private Equity I, L.P. (a), (b)	5,507,525	2,735,064
ECP IHS (Mauritius) Limited (a), (b), (f)	7,133,981	7,851,715
EMG AE Permian Co-Investment, L.P. (a), (b)	3,000,000	2,992,680
EMG Ascent Co-Investment, L.P. (a), (b)	1,000,000	992,913
EnerVest Energy Institutional Fund X-A, L.P. (a), (b)	2,177,100	1,266,893
EnerVest Energy Institutional Fund XI-A, L.P. (a), (b)	6,173,794	6,428,846
ENR Partners L.P. (a), (b)	244,690	220,849
Fairhaven Capital Partners, L.P. (a), (b)	4,890,892	4,379,789
Falcon Sovereign, L.P. (a), (b)	4,000,000	4,487,739
Florida Real Estate Value Fund, L.P. (b)	1,007,032	2,832,283
Forum European Realty Income III, L.P. (b)	4,635,930	4,012,850
Garrison Opportunity Fund, LLC (a), (b)	75,841	4,788,944
Garrison Opportunity Fund II A, LLC (a), (b)	1,118,022	3,442,404
Glade Brook Private Investors II, LLC (a), (b)	4,132,778	4,528,703
Glade Brook Private Investors III, LLC (a), (b)	3,000,000	3,430,182
Glade Brook Private Opportunities Fund, LLC (a), (b)	3,136,049	3,249,072
Great Point Partners I, L.P. (b)	1,886,600	2,001,042
Greenfield Acquisition Partners V, L.P. (b)	2,804,722	1,021,401
GTIS Brazil Real Estate Fund, L.P. (a), (b)	6,734,369	5,270,904
Halifax Capital Partners II, L.P. (b)	1,910,345	2,200,000
Halifax Capital Partners III, L.P. (a), (b)	1,954,271	2,330,000
Hancock Park Capital III, L.P. (b)	904,413	2,373,830
Healthcor Partners Fund, L.P. (b), (c)	3,673,642	4,930,422
Hillcrest Fund, L.P. (a), (b)	4,714,707	3,221,475
Intervale Capital Fund, L.P. (b)	1,854,004	1,751,073
IP Fashion Holdings PTE, LTD (a), (b), (g)	1,545,000	1,545,000
J.C. Flowers II, L.P. (a), (b)	8,993,006	12,522,971
J.C. Flowers III, L.P. (b)	4,125,510	6,201,306
LC Fund V, L.P. (b)	3,300,918	5,491,798
Light Street SPVH, L.P. (a), (b)	2,000,000	2,000,000
Lighthouse Capital Partners VI, L.P. (a), (b)	623,142	695,012
Lyfe Capital Fund, L.P. (a), (b), (d)	1,041,916	1,021,286
Merit Energy Partners F-II, L.P. (a), (b)	1,156,832	850,006
Mid Europa Fund III, L.P. (b)	4,847,813	3,416,419
Midstream & Resources Follow-On Fund, L.P. (b)	2,037,829	5,930,203
Monomoy Capital Partners II, L.P. (a), (b)	3,749,980	2,732,364
Natural Gas Partners VIII, L.P. (b)	1,279,434	2,200,830
Natural Gas Partners IX, L.P. (b)	3,315,514	3,365,442
Natural Gas Partners X, L.P. (b)	2,345,971	2,099,133
Natural Gas Partners XI, L.P. (a), (b)	323,807	309,875
New Horizon Capital III, L.P. (b)	4,969,109	7,103,503
NGP Energy Technology Partners, L.P. (a), (b)	761,180	328,003

NGP Energy Technology Partners II, L.P. (b)	4,649,294	4,016,223
NGP Midstream & Resources, L.P. (b)	4,184,017	6,024,172
Northstar Equity Partners III Limited (a), (b), (d)	3,246,807	2,631,532
OCM European Principal Opportunities Fund, L.P. (a), (b)	1,894,091	357,404
OCM Mezzanine Fund II, L.P. (a), (b)	442,661	942,181
OIJ 1 Fund (a), (b), (h)	719,752	359,669
ORBIS Real Estate Fund I, L.P. (b)	3,052,654	1,538,975
Orchid Asia IV, L.P. (b)	2,721,098	2,259,521
Parmenter Realty Fund IV, L.P. (b)	2,608,989	3,371,280
Patron Capital III, L.P. (a), (b)	4,490,029	2,755,710
Pearlmark Mezzanine Realty Partners III, LLC (b)	3,160,609	2,471,492
Pennybacker II, L.P. (b)	1,413,858	1,853,603
Phoenix Real Estate Fund PTE Limited (a), (b), (d)	3,139,967	2,498,658
Pine Brook Capital Partners, L.P. (b)	7,811,246	6,690,016
Private Equity Investment Fund V, L.P. (b)	13,353,429	14,360,423
Private Equity Investors Fund IV, L.P. (a), (b)	2,282,923	1,799,320
Quantum Energy Partners IV, L.P. (a), (b)	5,054,595	2,853,000
Quantum Energy Partners V, L.P. (b)	8,568,413	7,280,000
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)	4,560,441	2,561,833
Roundtable Healthcare Management III, L.P. (a), (b)	5,019,085	6,252,772
Roundtable Healthcare Partners II, L.P. (b)	411,631	729,070
Saints Capital VI, L.P. (b)	6,916,989	4,191,763
Sanderling Venture Partners VI Co-Investment Fund, L.P. (a), (b)	605,610	670,878
Sanderling Venture Partners VI, L.P. (a), (b)	853,294	1,192,209
SBC Latin America Housing US Fund, L.P. (a), (b)	3,299,946	4,154,044
Sentient Global Resources Fund III, L.P. (a), (b)	12,507,019	12,056,992
Sentient Global Resources Fund IV, L.P. (a), (b)	4,735,995	3,786,367
Silver Knight Investment LTD (a), (b), (d)	652,819	652,819
Singerman Real Estate Opportunity Fund I, L.P. (b)	2,430,261	3,100,000
Sovereign Capital III, L.P. (a), (b)	5,040,124	7,497,039
Square Mile Partners III, L.P. (b)	2,839,573	2,270,850
Sterling Capital Partners II, L.P. (a), (b)	1,561,280	766,178
Sterling Group Partners III, L.P. (b)	4,506,935	5,419,887
Strategic Value Global Opportunities Fund I-A, L.P. (b)	2,319,754	512,933
Talara Opportunities III, L.P. (a), (b)	1,072,263	978,792
TDR Capital AS 2013, L.P. (a), (b)	6,184,080	7,691,188
Tenaya Capital V, L.P. (a), (b)	3,156,624	3,028,800
The Column Group, L.P. (a), (b)	4,188,514	5,704,379
The Energy and Minerals Group Fund II, L.P. (b)	4,085,795	6,712,264
The Energy and Minerals Group Fund III, L.P. (b)	2,303,585	2,454,980
The Energy and Minerals Group Fund IV, L.P. (a), (b)	87,859	78,529
The Founders Fund III, L.P. (a), (b)	4,713,540	16,634,621
The Founders Fund IV, L.P. (a), (b)	2,865,726	9,707,026
Tiger Global Investments Partners VI, L.P. (a), (b)	4,865,045	8,010,459
Tiger Global Investments Partners VII, L.P. (a), (b)	2,073,279	3,809,304
TPF II, L.P. (b)	3,868,434	2,578,775
Trivest Fund IV, L.P. (b)	3,882,664	3,984,452

Trivest Fund V, L.P. (a), (b)		1,227,966	1,351,786
True Ventures III, L.P. (a), (b)		2,150,000	2,740,560
Urban Oil and Gas Partners A-1, L.P. (a), (b)		6,594,199	2,500,000
Urban Oil and Gas Partners B-1, L.P. (a), (b)		2,540,582	2,104,520
VCFA Private Equity Partners IV, L.P. (b)		1,079,338	399,889
VCFA Venture Partners V, L.P. (b)		3,189,680	2,916,761
Voyager Capital Fund III, L.P. (a), (b)		2,191,297	2,949,918
WCP Real Estate Fund I, L.P. (a), (b)		1,629,933	1,155,786
Westview Capital Partners II, L.P. (b)		3,834,885	5,139,615
Zero2IPO China Fund II, L.P. (a), (b)		3,909,105	5,029,105
Total Investments in Adviser Funds		409,570,175	439,879,197

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	495,008
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	495,008

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		411,069,544	440,374,205

	Shares	Cost	Fair Value
Tactical Trading - (3.70%)
Investments in Adviser Funds
Black River Commodity MS Fund, L.P. (a), (b), (e)		267,759	82,802
Drawbridge Global Macro Fund, L.P. (a), (b), (e)		7,919	6,380
Hayman Capital Partners, L.P. (a), (b)		18,000,000	15,908,426
Ospraie Special Opportunities Fund, L.P. (a), (b), (e)		205,755	668,235
Touradji Private Equity Onshore Fund, Ltd. (a), (b), (d), (e)		2,434,902	1,038,631
Total Investments in Adviser Funds		20,916,335	17,704,474

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	214,000	9,662,828	10,717,120
Total Investments in Exchange Traded Funds		9,662,828	10,717,120
Total Tactical Trading		30,579,163	28,421,594

Total Investments in Adviser Funds and Securities (cost $683,120,914)			787,754,414

Short-Term Investments - (1.70%)
Federated Prime Obligations Fund #10, 0.24% (i)	13,094,721	13,094,721	13,094,721
Total Short-Term Investments (cost $13,094,721)			13,094,721
Total Investments (cost $696,215,635) (104.19%)			800,849,135
Liabilities in excess of other assets (-4.19%)			(32,261,798)
Partners’ capital - (100.00%)			$768,587,337

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these securities as of December 31, 2015 was $97,755,414 and $161,499,929, respectively.

(d) - Domiciled in Cayman islands

(e) - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.  The total cost and fair value of these securities as of December 31, 2015 was $81,010,912 and $70,715,052, respectively.

(f) - Domiciled in Mauritius

(g) - Domiciled in Republic of Singapore

(h) - Domiciled in Japan

(i) - The rate shown is the annualized 7-day yield as of December 31, 2015.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. As a result of adopting ASU 2015-07, investments in Adviser Funds with a fair value of $776,542,286 are excluded from the fair value hierarchy as of December 31, 2015.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$37,462,918	$37,462,918
Enhanced Fixed Income	—	—	—	36,739,092	36,739,092
Opportunistic Equity	—	—	—	244,756,605	244,756,605
Private Investments	—	—	495,008	439,879,197	440,374,205
Tactical Trading	10,717,120	—	—	17,704,474	28,421,594
Short-Term Investment	13,094,721	—	—	—	13,094,721
Total	$23,811,841	$—	$495,008	$776,542,286	$800,849,135

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances		Change in			Balances
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	December 31,
Level 3 Investments	2015	Gain (Loss)	(Depreciation)	Purchases	Sales	2015
Private Investments	$495,008	$—	$—	$—	$—	$495,008
Total Level 3 Investments	$495,008	$—	$—	$—	$—	$495,008

For the period ended December 31, 2015, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2015.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2015:

Type of Level 3 Investment	Fair Value as of December 31, 2015	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	495,008	Current value method	Recent round of financing
Total Level 3 Investments	$495,008

Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	February 26, 2016

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	February 26, 2016

* Print the name and title of each signing officer under his or her signature.